Income Taxes	6 Months Ended
Jun. 30, 2024
Income Taxes
Income Taxes

9)Income Taxes

Components of Current and Deferred Tax Expense

All of the income from continuing operations before income taxes was taxable in Norway for the three and six months ended June 30, 2024 and 2023. Our Norwegian subsidiaries are subject to Norwegian tonnage tax rather than ordinary corporate taxation. Under the tonnage tax regime, tax is payable based on the tonnage of the vessel, not on operating income, and is included within operating expenses. Net financial income and expense remain taxable as ordinary income at the regular corporate income tax rate of 22% and is recorded as an income tax expense. The amount of tonnage tax included in operating expenses for each of the three and six months ended June 30, 2024 was $54,660 and $108,500, respectively. The amount of tonnage tax included in operating expenses for each of the three and six months ended June 30, 2023 was $55,000 and $107,000, respectively. The activities taxable in the UK relate to the activities of KNOT Offshore Partners UK LLC (“KNOT UK”) and are included within income taxes payable.

Taxes payable related to the entrance tax, a one-time tax payable by the Partnership related to certain subsidiaries on entering the Norwegian tonnage tax system, and income taxes attributable to income from continuing operations are calculated based on the Norwegian corporate tax rate of 22% for 2024 and 2023, and deferred tax liabilities are also calculated based on a tax rate of 22% effective as from January 1, 2024 and January 1, 2023, respectively. As of June 30, 2024 and December 31, 2023, $3.8 million and $4.4 million are presented as non-current deferred taxes assets, respectively, and as of June 30, 2024 and December 31, 2023, $0.1 million and $0.1 million are presented as non-current deferred taxes liabilities, respectively.

Significant components of current and deferred income tax expense attributable to income from continuing operations for the three and six months ended June 30, 2024 and 2023 were as follows:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
(U.S. Dollars in thousands)	2024	2023	2024	2023
Income (loss) before income taxes	$(12,638)	$(40,341)	$(5,059)	$(41,883)
Income tax benefit (expense)	(213)	(49)	(354)	196
Effective tax rate	$2%	$0%	$7%	$0%

Income tax expenses for the three and six months ended June 30, 2024 and 2023 consist of the following:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
(U.S. Dollars in thousands)	2024	2023	2024	2023
Income tax benefit (expense) within Norwegian tonnage tax regime	$(210)	$(46)	$(348)	$202
Income tax benefit (expense) within UK	(3)	(3)	(6)	(6)
Income tax benefit (expense)	(213)	(49)	(354)	196
Effective tax rate	$2%	$0%	$7%	$0%

The Partnership records a valuation allowance against deferred tax assets when it is more likely than not that some or all of the benefit from the deferred tax assets will not be realized. In assessing the need for a valuation allowance against deferred tax assets, which relate to financial loss carry forwards and other deferred tax assets within the tonnage tax regime, the Partnership considers whether it is more-likely-than-not that some portion or all of the deferred tax assets will not be realized taking into account all the positive and negative evidence available. The Partnership has determined that part of the deferred tax assets are likely to not be realized, and therefore a valuation allowance is recognized as of June 30, 2024, and December 31, 2023. In September 2023, KNOT Shuttle Tankers 12 AS and KNOT Shuttle Tankers AS were merged. After the merger, the financial loss carry forwards in KNOT Shuttle Tankers 12 AS were transferred to the acquiring entity, KNOT Shuttle Tankers AS. KNOT Shuttle Tankers AS has taxable income, and the Partnership has determined it is more likely than not that some of the benefit from the deferred tax assets would be realized based on the weight of available evidence. As of June 30, 2024 and December 31, 2023, the Partnership has determined that $3.8 million and $4.4 million of the deferred tax assets, respectively, are more likely than not to be realized.